Consolidated balance sheet (Narrative)	12 Months Ended
Dec. 31, 2018
Balance sheet
Disclosure of authorisation of financial statements

The Board of Directors approved the financial statements on pages [xx] to [xx] on [21] February 2019.

Sir Gerry Grimstone

Barclays Bank Group Chairman

Tim Throsby

Barclays Bank Group Chief Executive

Steven Ewart

Barclays Bank Group Chief Financial Officer